Provisions - Summary of Other Provisions (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Provisions [abstract]
Due within one year	€ 748	€ 480
Due after one year	550	611
Total provisions	€ 1,298	€ 1,091